Group entities - Summary of Joint Ventures (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
I.Aeromexpress, S. A. de C. V.
Disclosure of joint ventures [line items]
Subsidiary	I.Aeromexpress, S. A. de C. V.
Principal activity	Air cargo services
Country of incorporation	Mexico
Ownership interest	50.00%	50.00%	50.00%
II. AM DL MRO JV, S. A. P. I. de C. V. ("MRO")
Disclosure of joint ventures [line items]
Subsidiary	II. AM DL MRO JV, S. A. P. I. de C. V. (“MRO”)
Principal activity	Aircraft maintenance services
Country of incorporation	Mexico
Ownership interest		50.00%	50.00%
III. AM BD GP JV, S. A. P. I. de C. V. ("AM BD")
Disclosure of joint ventures [line items]
Subsidiary	III. AM BD GP JV, S. A. P. I. de C. V. (“AM BD”)
Principal activity	Sale of vacational packages
Country of incorporation	Mexico
Ownership interest	51.00%	51.00%	51.00%